UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Robert A. Nisi     New York, NY     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $447,067 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHSTONE SMITH TR             COM              039583109    25536   432000 SH       SOLE                   432000        0        0
ATLANTIC TELE NETWORK INC      COM NEW          049079205     6673   232987 SH       SOLE                   232987        0        0
AURIZON MINES LTD              COM              05155P106       99    30000 SH       SOLE                    30000        0        0
AVAYA INC                      COM              053499109     7130   423400 SH       SOLE                   423400        0        0
B & G FOODS INC NEW            UNIT 99/99/9999  05508R205      561    27700 SH       SOLE                    27700        0        0
B&H OCEAN CARRIERS LTD         COM              055090104     7816   435473 SH       SOLE                   435377        0        0
BARRICK GOLD CORP              COM              067901108      291    10000 SH       SOLE                    10000        0        0
CLEARWIRE CORP                 CL A             185385309     3807   155850 SH       SOLE                   155850        0        0
COPA HOLDINGS SA               CL A             P31076105     3792    56400 SH       SOLE                    56400        0        0
COVANTA HLDG CORP              COM              22282E102      247    10000 SH       SOLE                    10000        0        0
DADE BEHRING HLDGS INC         COM              23342J206    63612  1197513 SH       SOLE                  1197513        0        0
DESIGN WITHIN REACH INC        COM              250557105     2291   385000 SH       SOLE                   385000        0        0
DOLLAR GEN CORP                COM              256669102    39292  1792500 SH       SOLE                  1792500        0        0
EQUITY MEDIA HLDGS CORP        COM              294725106     3211   741495 SH       SOLE                   741495        0        0
FIRST DATA CORP                COM              319963104   107811  3300000 SH       SOLE                  3300000        0        0
FIRST DATA CORP                COM              319963104     6000   200000 SH  PUT  SOLE                   200000        0        0
GASTAR EXPL LTD                COM              367299104     1069   529517 SH       SOLE                   529517        0        0
GREY WOLF INC                  COM              397888108     4738   575000 SH       SOLE                   575000        0        0
HARRAHS ENTMT INC              COM              413619107    11152   130800 SH       SOLE                   130800        0        0
HOME DEPOT INC                 COM              437076102      394    10000 SH       SOLE                    10000        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208      508    16509 SH       SOLE                    16509        0        0
KROGER CO                      COM              501044101      563    20000 SH       SOLE                    20000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      117    20000 SH       SOLE                    20000        0        0
LOWES COS INC                  COM              548661107      307    10000 SH       SOLE                    10000        0        0
LYONDELL CHEMICAL CO           COM              552078107      371    10000 SH       SOLE                    10000        0        0
M D C HLDGS INC                COM              552676108    13550   280200 SH       SOLE                   280200        0        0
MEDIMMUNE INC                  COM              584699102     9450   210000 SH  PUT  SOLE                   210000        0        0
MEDIMMUNE INC                  COM              584699102    30000   600000 SH  PUT  SOLE                   600000        0        0
NOVA CHEMICALS CORP            COM              66977W109      356    10000 SH       SOLE                    10000        0        0
NTELOS HLDGS CORP              COM              67020Q107     9809   354900 SH       SOLE                   354900        0        0
NUVEEN INVTS INC               CL A             67090F106    37290   600000 SH       SOLE                   600000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      868    15000 SH       SOLE                    15000        0        0
PARKER DRILLING CO             COM              701081101     4211   399500 SH       SOLE                   399500        0        0
PEABODY ENERGY CORP            COM              704549104      588    12160 SH       SOLE                    12160        0        0
PINNACLE ENTMT INC             COM              723456109      563    20000 SH       SOLE                    20000        0        0
PINNACLE GAS RESOURCES INC     COM              723464301     3829   491481 SH       SOLE                   491481        0        0
PRIMUS GUARANTY LTD            SHS              G72457107     1134   105800 SH       SOLE                   105800        0        0
RANDGOLD RES LTD               ADR              752344309      222    10000 SH       SOLE                    10000        0        0
RANGE RES CORP                 COM              75281A109      374    10000 SH       SOLE                    10000        0        0
RELIANT ENERGY INC             COM              75952B105      539    20000 SH       SOLE                    20000        0        0
REVLON INC                     CL A             761525500     4521  3300000 SH       SOLE                  3300000        0        0
ROWAN COS INC                  COM              779382100     4754   116000 SH       SOLE                   116000        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     2359   165910 SH       SOLE                   165910        0        0
SOUTHERN UN CO NEW             COM              844030106      326    10000 SH       SOLE                    10000        0        0
SYMMETRY HLDGS INC             COM              871545109    15100  2000000 SH       SOLE                  2000000        0        0
UNITED RENTALS INC             COM              911363109      651    20000 SH       SOLE                    20000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     9185   780330 SH       SOLE                   780330        0        0